STOCK COMPENSATION PLANS (Details 2) - $ / shares	Feb. 28, 2018	Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Options Exercisable	22,464,031	4,100,000
Options Exercisable Weighted Average Exercise Price	$ 1.59	$ 1.29